Expense Example - (Morgan Stanley ETF Trust) - Eaton Vance Mortgage Opportunities ETF - Eaton Vance Mortgage Opportunities ETF	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567